Financial Instruments and Risk Management - Sensitivity Analysis (Details) - GBP - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Profit or loss, reasonably possible, strengthening	$ (373,578)	$ (184,067)	$ (156,489)
Profit or loss, reasonably possible, weakening	(371,938)	(184,416)	(150,290)
Equity, net of tax, reasonably possible, strengthening	(168,522)	(48,743)	(175,371)
Equity, net of tax, reasonably possible, weakening	$ (168,930)	$ (48,394)	$ (173,872)
Movement percent (in percent)	5.00%	5.00%